Long-term Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($) DerivativeInstrument	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 22, 2022 USD ($)
Debt Instrument [Line Items]
Restricted cash	$ 2,519,601	$ 2,198,775	$ 1,308,971
Term loan financial covenants, cash requirement	10,864,520
Amortization of debt issuance costs	$ 855,472	$ 1,157,804	$ 698,364
Debt,weighted average interest rate	4.20%	2.88%	3.58%
Interest expense, debt, total	$ 11,446,312	$ 8,684,097	$ 12,116,941
Interest costs capitalized	$ 0	20,060	$ 168,344
Drawn Amount				$ 59,400,000
Long-term Debt, Gross		2,679,214
Outstanding Balance Of Loan		$ 44,666,018
Debt instrument Payment terms	24
Maximum [Member]
Debt Instrument [Line Items]
Value to term loan ratio	135.00%
Percentage of total debt to total market value adjusted assets	80.00%
Percentage of dividends paid to free cash flow	50.00%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.20%
Minimum [Member]
Debt Instrument [Line Items]
Value to term loan ratio	120.00%
EBITDA to interest expense ratio | DerivativeInstrument	2.5
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.85%